091-23617

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

SEC MAIL PROCESSING
Received
OCT 12 2017
WASH D.C.

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Bats EDGA Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See Attached.
3. Class of New Derivative Securities Product:
See Attached.
4. Name of Underlying Instrument:
See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable.

RECEIVED
2017 OCT 12 PM 3:47
SEC / TM

17019431

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 12 2017 |

Name of Official Responsible for Form:
Anders Franzon

Title:
SVP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:
[signature]

Date:
October 11, 2017

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EDGA EXCHANGE, INC.
COMMENCING ON OCTOBER 5, 2017

| (6) Ticker Symbol | (2) Type of Issuer of NDSP | (3) Class of NDSP | (4) Name of Underlying Instrument | (7) Market(s) upon Which Securities Comprising Underlying Instrument Trades | (5) Broad or Narrow |
|---|---|---|---|---|---|
| NUBD | Trust | Investment Company Units | Bloomberg Barclays MSCI US Aggregate ESG Select Index | U.S. | Broad |

Bats
a CBOE company

SEC MAIL PROCESSING
Received
OCT 12 2017
WASH, D.C.

October 11, 2017

Ms. Claudette Ransom
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Bats EDGA Exchange, Inc.

Ms. Ransom,

On behalf of Bats EDGA Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding one (1) derivative securities product that commenced trading on Bats EDGA Exchange on October 5, 2017. Please contact me if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

RECEIVED
2017 OCT 12 PM 3:44
SEC / TM